Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,092	$ 1,285	$ 1,206
Land use Right [Member]
Property, Plant and Equipment [Line Items]
Carrying value	$ 2,385	$ 2,631